NVIT Jacobs Levy Large Cap Growth Fund Expense Example - NVIT Jacobs Levy Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	893
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	$ 1,188